INVESTMENT IN NEXGOLD MINING CORP. (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
INVESTMENT IN NEXGOLD MINING CORP.
Beginning Balance	$ 3,269	$ 5,592
Equity (loss	(313)	(778)
Impairment of investment in NexGold	0	(1,545)
Disposal of investment in NexGold	(671)
Reclassification of investment to marketable securities	(2,285)	0
Ending Balance	$ 0	$ 3,269